Stock Option Plans - Schedule of Recognized Stock Based Compensation Expense (Details) - Stock Option Plans [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
In lieu of accrued salaries, shares		3,796,385
In lieu of accrued salaries		$ 227,784
In lieu of accrued fees for outside services, shares		1,107,417
In lieu of accrued fees for outside services		$ 66,445
Compensation for outside services, shares	50,000	50,000
Compensation for outside services	$ 3,500	$ 3,500
Employee compensation (unvested), shares	2,000,000
Employee compensation (unvested)	$ 33,271
Director compensation, shares	161,458	1,152,778
Director compensation	$ 25,000	$ 79,167
Stock based compensation expense, shares	2,211,458	6,106,580
Stock based compensation expense	$ 61,771	$ 376,896